<SEC-DOCUMENT>
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<FILENAME>r13f4q06w-aa.txt


                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
			 Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2006
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):[ X ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $1,529,495 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
ADOBE SYS	COM	00724F101	8,171		198,700		SH	 Sole		173,300		25,400
ALCON INC	COM	H01301102	27,199		243,350		SH	 Sole		213,050		30,300
ALLERGAN	COM	18490102	24,217		202,250		SH	 Sole		176,650		25,600
AMRCA MV ADR	COM	02364W105	45,441	      1,004,880		SH	 Sole		877,680	       127,200
AMRCN EXPRESS	COM	25816109	33,961		559,770		SH	 Sole		488,470		71,300
APPLE CMPTR	COM	37833100	38,035		448,310		SH	 Sole		392,410		55,900
APPLIED MAT	COM	38222105	7,640		414,100		SH	 Sole		361,200		52,900
BAKER HUGHS	COM	57224107	25,990		348,110		SH	 Sole		304,010		44,100
CARMAX INC	COM	143130102	8, 924		166,400		SH	 Sole		145,000		21,400
CB RCHD ELS A	COM	12497T101	13,775		414,900		SH	 Sole		361,100		53,800
CHICAGO MERC	COM	167760107	28,327		 55,570		SH	 Sole		 48,670		 6,900
CISCO SYS	COM	17275R102	64,702	      2,367,420		SH	 Sole	      2,070,520	       296,900
COACH INC	COM	189754104	19,968		464,800		SH	 Sole		404,400		60,400
COMCAST CL A	COM	20030N200	30,644		731,715		SH	 Sole		640,715		91,000
CORNING INC	COM	219350105	18,117		968,323		SH	 Sole		848,023	       120,300
CVS CORP	COM	126650100	17,666		571,520		SH	 Sole		500,120		71,400
DANAHER CORP	COM	235851102	44,408		613,029		SH	 Sole		535,729		77,300
ECOLAB INC	COM	278865100	14,050		310,850		SH	 Sole		272,350		38,500
EMERSON ELEC	COM	291011104	12,418		281,660		SH	 Sole		246,060		35,600
FASTENAL CO	COM	311900104	18,337		511,068		SH	 Sole		446,068		65,000
FRANKLIN RSRCS	COM	354613101	45,135		409,687		SH	 Sole		357,987		51,700
GENENTECH INC	COM	368710406	26,008		320,577		SH	 Sole		280,077		40,500
GENERAL EL	COM	369604103	54,897	      1,475,335		SH	 Sole	      1,289,535	       185,800
GILEAD SCIENCE	COM	375558103	24,451		376,570		SH	 Sole		329,370		47,200
GOLDMAN SACHS	COM	38141G104	54,736		274,573		SH	 Sole		240,173		34,400
GOOGLE CL A	COM	38259P508	44,710		97,095		SH	 Sole		84,895		12,200
HEWLETT-PCKRD	COM	428236103	23,471		569,820		SH	 Sole		496,920		72,900
INTRCTL EXG	COM	45865V100	15,225		141,100		SH	 Sole		123,200		17,900
INTUITV SURG	COM	46120E602	14,232		148,400		SH	 Sole		129,400		19,000
KOHLS CORP	COM	500255104	16,633		243,060		SH	 Sole		211,960		31,100
MARVELL TECH	COM	G5876H105	16,624		866,280		SH	 Sole		759,680	       106,600
MASTRCRD  A	COM	57636Q104	15,463		157,000		SH	 Sole		137,300		19,700
MERRILL LYNCH	COM	590188108	19,292		207,221		SH	 Sole		180,721		26,500
MICROSOFT	COM	594918104	35,086	      1,175,010		SH	 Sole	      1,025,310	       149,700
MONSANTO CO	COM	61166W101	19,121		364,010		SH	 Sole		317,610		46,400
NATL OILWELL	COM	637071101	25,818		422,005		SH	 Sole		368,605		53,400
NETWORK APP	COM	64120L104	22,575		574,731		SH	 Sole		500,131		74,600
NII HOLDINGS	COM	62913F201	32,946		511,270		SH	 Sole		447,570		63,700
NVIDIA CORP	COM	67066G104	19,201		518,800		SH	 Sole		452,800		66,000
ORACLE CORP	COM	68389X105	11,003		641,930		SH	 Sole		565,530		76,400
PAYCHEX INC	COM	704326107	32,535		822,848		SH	 Sole		719,348	       103,500
PRCTR & GMBL    COM     742718109       49,608          771,874         SH       Sole           674,674         97,200
QUALCOMM 	COM	747525103	44,680	      1,182,319		SH	 Sole	      1,032,319	       150,000
QUEST DIAGNS	COM	74834L100	18,084		341,200		SH	 Sole		299,300		41,900
ROCKWELL COLL	COM	774341101	18,091		285,850		SH	 Sole		250,050		35,800
SALESFRC.COM	COM	79466L302	22,320		612,340		SH	 Sole		536,840		75,500
SCHLUMBERGER	COM	806857108	50,471		799,090		SH	 Sole		698,890	       100,200
SLM CORP	COM	78442P106	35,444		726,750		SH	 Sole		634,650		92,100
T ROWE PRICE	COM	74144T108	13,700		312,990		SH	 Sole		274,090		38,900
TARGET CORP	COM	8.76E+110	24,315		426,210		SH	 Sole		373,710		52,500
THMO FSHR SCI	COM	883556102	16,968		374,642		SH	 Sole		327,042		47,600
UNITED TECH	COM	913017109	43,640		698,020		SH	 Sole		610,220		87,800
WALGREEN CO	COM	931422109	31,681		690,365		SH	 Sole		602,965		87,400
WEATHRFRD	COM	G95089101	14,672		351,100		SH	 Sole		307,400		43,700
WELLPOINT	COM	94973V107	15,533		197,400		SH	 Sole		172,900		24,500
WYETH       	COM	983024100	21,983		431,710		SH	 Sole		377,610		54,100
XTO ENERGY	COM	98385X106	37,153		789,655		SH	 Sole		690,455		99,200
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